Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 12, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 20, 2023	Sep. 04, 2023	May 30, 2023
Common Stock, Par or Stated Value Per Share		$ 0.0000005	$ 0.0000005		$ 1.00	$ 0.001
Common Stock, Shares Authorized		1,000,000,000,000	1,000,000,000,000		50,000	500,000,000
Common stock, shares issued		20,000,000	20,000,000	10		1
Common stock, shares outstanding		20,000,000	20,000,000
Retroactive effect stock split	2,000 for 1 share split
Common Class A [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0000005
Common Stock, Shares Authorized		900,000,000,000
Common stock, shares issued		18,652,750
Common stock, shares outstanding		18,652,750
Common Class B [Member]
Common Stock, Par or Stated Value Per Share		$ 0.0000005
Common Stock, Shares Authorized		100,000,000,000
Common stock, shares issued		10,547,250
Common stock, shares outstanding		10,547,250